Expense Example	Jan. 28, 2026 USD ($)
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
INTERNATIONAL EQUITY FUND - Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
EMERGING MARKETS DEBT FUND - Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317